Cover Page	Oct. 22, 2026
Cover [Abstract]
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock $0.01 par value per share
Entity Central Index Key	0000916540
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	DARLING INGREDIENTS INC.
Document Period End Date	Oct. 22, 2026
Document Type	8-K
Entity File Number	001-13323
Entity Tax Identification Number	36-2495346
Amendment Flag	false
Trading Symbol	DAR
Security Exchange Name	NYSE
Entity Address, Address Line One	5601 N. MacArthur Blvd.
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	972
Local Phone Number	717-0300